Schedule of Exploration & Evaluation Asset (Details) - Exploration and evaluation assets [member] - Unproven properties bulgaria [member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 3,116,146	$ 3,122,443
Foreign currency translation change	(4,555)	(6,297)
Ending Balance	$ 3,111,591	$ 3,116,146